UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Limited Term
Tax-Free Bond Fund

November 30, 2014

1.824280.109

CSI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.4%
	Principal Amount	Value
California - 89.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	$ 5,065,000	$ 5,622,555
5% 8/1/18	2,645,000	3,012,073
5% 8/1/22	1,655,000	1,943,980
Series 2012 A:
4% 8/1/21	1,200,000	1,344,180
5% 8/1/19	1,200,000	1,393,068
Series 2012 C3, 2.15% 7/1/19	2,250,000	2,251,575
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/18 (AMBAC Insured)	8,145,000	7,605,068
Series 2013 A:
5% 10/1/19	1,000,000	1,174,110
5% 10/1/20	1,730,000	2,062,385
5% 10/1/21	2,725,000	3,269,264
Alameda County Wtr. District Rev.:
2.5% 6/1/15	895,000	905,436
2.5% 6/1/16	1,070,000	1,104,582
3% 6/1/15	525,000	532,418
3% 6/1/16	525,000	545,879
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	404,562
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	451,453
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	537,068
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
1.5%, tender 4/2/18 (b)	1,000,000	1,012,220
1.875%, tender 4/1/19 (b)	16,250,000	16,542,663
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	5,000,000	5,963,600
Series 2011 N, 5% 5/1/19	5,000,000	5,868,000
California Econ. Recovery:
Series 2009 A:
5% 7/1/18	1,905,000	2,189,550
5% 7/1/19 (Escrowed to Maturity)	7,300,000	8,596,188
5% 7/1/22	5,000,000	5,348,200
5.25% 7/1/21	1,595,000	1,869,452
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	2,705,000	3,215,461
Series 2009 B, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	3,115,000	3,668,099
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Edl. Facilities Auth. Rev.:
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	$ 500,000	$ 507,945
5% 4/1/16	400,000	424,780
Series U5, 5% 5/1/21	8,000,000	9,699,840
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	459,437
4% 9/1/18	255,000	277,636
5% 9/1/16	300,000	323,964
5% 9/1/17	400,000	439,996
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)	7,000,000	7,500,360
4% 5/1/23	2,440,000	2,781,576
5% 12/1/15	15,000,000	15,722,700
5% 9/1/21	6,080,000	7,306,032
5% 9/1/21	2,000,000	2,403,300
5% 2/1/22	3,850,000	4,631,165
5.25% 9/1/22	12,390,000	15,205,504
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	355,000	365,217
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,018,450
4% 11/15/17	1,000,000	1,053,770
5% 11/15/21	1,450,000	1,665,963
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,039,760
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	540,980
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	1,440,000	1,488,528
5.5% 8/15/16	1,000,000	1,084,530
Series 2011 B, 4% 8/15/17	1,000,000	1,089,230
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.84%, tender 7/1/17 (b)	3,000,000	3,047,340
Series 2011 A:
5% 3/1/19	5,010,000	5,808,945
5.25% 2/1/15	1,000,000	1,008,180
Series 2011 D:
5% 8/15/19	1,500,000	1,756,710
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Series 2011 D: - continued
5% 8/15/20	$ 1,460,000	$ 1,736,378
Series 2011:
5% 8/15/19	2,000,000	2,342,280
5% 8/15/20	2,000,000	2,366,600
Series 2014 A:
5% 10/1/19	1,250,000	1,464,438
5% 10/1/20	1,200,000	1,423,932
5% 10/1/21	500,000	599,155
5% 10/1/22	1,650,000	1,996,335
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5% 2/1/15	1,615,000	1,626,660
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,618,602
5% 7/1/18	1,645,000	1,835,672
5% 7/1/20	875,000	1,002,925
Series 2010 A. 5% 7/1/22	1,850,000	2,093,479
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.125%, tender 2/1/17 (b)	5,000,000	5,015,450
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.3%, tender 1/2/15 (b)	10,000,000	10,000,200
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.3%, tender 2/2/15 (b)	2,355,000	2,355,118
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,145,533
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	8,310,540
(Dept. of Corrections & Rehab. Proj.) Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,681,564
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	9,105,000	10,071,041
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	260,000	266,859
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	150,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Monterey Bay Campus Library Proj.) Series 2009 D, 4% 4/1/15	$ 660,000	$ 668,323
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,185,950
(Univ. Proj.) Series 2012 D:
4% 9/1/21	1,000,000	1,137,750
4% 9/1/22	1,000,000	1,137,420
4% 9/1/23	1,000,000	1,130,540
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,264,443
Series 2010 A, 5% 3/1/15	2,960,000	2,995,135
Series 2011 A, 5% 10/1/21	4,230,000	5,038,988
Series 2012 A, 5% 4/1/20	1,800,000	2,110,320
Series 2012 G, 5% 11/1/21	1,500,000	1,788,030
Series 2014 H, 5% 12/1/18	5,000,000	5,757,900
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,163,023
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,544,710
Series 2009 A, 5% 4/1/19	1,000,000	1,156,110
Series 2009 J, 5% 11/1/17	2,700,000	3,028,131
Series 2014 B:
5% 10/1/21	1,000,000	1,191,250
5% 10/1/22	1,225,000	1,467,452
Series 2014 C:
5% 10/1/21	1,355,000	1,614,144
5% 10/1/22	1,000,000	1,197,920
Series 2014 G, 5% 1/1/18	5,000,000	5,622,500
5% 9/1/20	3,500,000	4,127,375
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,044,050
5% 11/1/16	1,485,000	1,614,923
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (b)	340,000	363,477
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	542,040
5% 11/1/18	500,000	569,295
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/15	60,000	61,979
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	$ 3,250,000	$ 3,483,415
Series 2009 A, 5% 7/1/15	1,900,000	1,951,851
2.1% 10/1/19	2,200,000	2,203,982
2.4% 10/1/20	1,250,000	1,252,250
4% 6/1/15	325,000	330,987
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009, 5% 11/1/15	1,000,000	1,043,950
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B, 4% 9/1/16	1,125,000	1,194,109
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,225,762
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	3,954,658
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.475%, tender 12/12/15 (b)	7,000,000	7,003,850
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,403,066
5% 9/1/20	1,285,000	1,496,974
5% 9/1/22	500,000	585,575
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,542,100
4% 9/1/20	1,665,000	1,849,599
Cupertino California Union School District 4% 8/1/16	1,825,000	1,935,230
East Bay Reg'l. Park District Series 2008 A, 3% 9/1/16	1,000,000	1,046,040
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	576,930
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,235,500
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	627,862
5% 9/1/22	1,295,000	1,494,987
Fullerton School District:
4% 8/1/16	525,000	556,621
4% 8/1/17	600,000	651,114
5% 8/1/18	500,000	569,585
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,986,700
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	$ 1,030,000	$ 1,090,028
5% 11/1/17	1,080,000	1,170,212
5% 11/1/18	1,135,000	1,247,637
5% 11/1/19	635,000	704,825
5% 11/1/20	670,000	746,293
5% 11/1/21	455,000	507,498
5% 11/1/22	745,000	840,829
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,197,380
4% 9/2/20	1,000,000	1,107,480
5% 9/2/20	800,000	922,616
5% 9/2/22	750,000	875,535
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	593,235
5% 9/1/21	615,000	735,134
5% 9/1/22	615,000	739,894
5% 9/1/23	1,205,000	1,458,158
Series 2013 A:
5% 9/1/21	1,000,000	1,182,830
5% 9/1/22	2,000,000	2,370,100
5% 9/1/23	1,500,000	1,779,900
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
4% 8/1/15	125,000	128,188
4% 8/1/16	100,000	106,040
4% 8/1/17	175,000	191,170
5% 8/1/19	250,000	295,053
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,554,097
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	1,860,000
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/15	1,000,000	1,021,900
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,636,227
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	1,985,420
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	593,540
5% 3/1/21	500,000	594,740
5% 9/1/21	1,270,000	1,515,415
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.): - continued
5% 3/1/22	$ 1,000,000	$ 1,197,630
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,450,390
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,372,550
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.):
Series 2014 B2, 3% 11/15/20	1,525,000	1,551,200
Series 2014 B3, 2.5% 11/15/20	4,500,000	4,562,685
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,873,100
Series 2014 B, 5% 7/1/19	450,000	528,579
Los Angeles Gen. Oblig. Series 2009 A, 4% 9/1/15	2,085,000	2,144,694
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D, 5% 11/1/15	1,880,000	1,960,502
Series 2012 C, 5% 3/1/21	5,055,000	6,025,964
Series 2014 A, 5% 5/1/23	475,000	574,584
Series 2014 B, 5% 5/1/23	200,000	241,930
Los Angeles Unified School District:
Series 2002, 5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,600,449
Series 2004 I, 5% 7/1/16	3,180,000	3,412,967
Series 2004 J, 4% 1/1/16	5,800,000	6,035,248
Series 2005 K:
4% 1/1/16	3,860,000	4,016,562
4% 1/1/17	1,760,000	1,890,592
Series 2009 KRY, 5% 7/1/15	5,000,000	5,140,300
Series 2014 B, 5% 7/1/17	20,000,000	22,307,587
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,173,619
Series 2012 A, 5% 10/1/19	5,000,000	5,855,200
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/22	5,000,000	6,109,200
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,120,050
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/15	100,000	101,958
4% 7/1/17	85,000	91,023
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,904,576
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Marin County Gen. Oblig. Ctfs. of Prtn.: - continued
3% 8/1/16	$ 1,925,000	$ 2,005,812
3% 8/1/17	1,735,000	1,828,239
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,291,100
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,051,200
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	562,207
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,234,632
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	662,750
4% 8/1/17	500,000	543,975
North Orange County Cmnty. College District Rev. 5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	35,000	36,124
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,735,826
4% 8/1/16	1,335,000	1,411,269
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,077,973
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,071,120
5% 7/1/17	2,750,000	3,038,860
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,349,070
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	688,569
Series 2013:
5% 8/1/17	2,250,000	2,478,848
5% 8/1/18	1,000,000	1,126,500
5% 8/1/19	1,000,000	1,144,840
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,909,015
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	307,629
4% 8/1/17	450,000	490,455
4% 8/1/18	200,000	222,354
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,713,456
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A, 4% 8/15/15	50,000	51,332
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
4% 10/1/15	$ 100,000	$ 103,124
4% 10/1/16	100,000	106,360
4% 10/1/17	420,000	456,145
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,478,841
4% 6/1/20	1,560,000	1,749,197
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,789,427
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/15	250,000	256,358
5% 8/1/17	470,000	524,243
5% 8/1/18	505,000	578,412
Pasadena Unified School District Gen. Oblig. Series 2009 A1, 5% 8/1/15	1,000,000	1,032,030
Poway Unified School District Pub. Fing.:
4% 9/15/20	340,000	370,161
4% 9/15/21	325,000	355,872
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	5,385,000	5,385,000
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
4% 9/1/17	925,000	1,004,125
5% 9/1/18	650,000	743,763
5% 9/1/19	1,370,000	1,596,283
5% 9/1/20 (FSA Insured)	1,175,000	1,387,734
5% 9/1/21 (FSA Insured)	1,000,000	1,191,150
5% 9/1/22 (FSA Insured)	1,400,000	1,682,100
Rancho Santiago Cmnty. College District 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	45,000	46,627
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,196,963
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,202,456
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,397,225
Series 1993 B, 5.4% 11/1/20	2,855,000	3,191,319
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 40,000	$ 40,000
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009, 5% 7/1/16	1,275,000	1,356,906
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,135,300
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,718,635
5% 8/15/20	5,500,000	6,547,750
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,860,732
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	2,960,001
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	231,506
5% 8/1/17	150,000	167,016
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,126,700
Series 2009 B, 5.25% 8/1/19	3,285,000	3,768,848
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,366,499
5% 8/1/22 (FSA Insured)	1,500,000	1,791,075
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,860,727
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,484,920
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,364,200
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,527,100
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	11,904,698
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B, 5% 8/1/16	1,095,000	1,167,150
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,911,216
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A, 3% 8/1/16	800,000	824,272
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	$ 3,355,000	$ 3,646,482
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,186,018
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,418,982
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,325,214
Series 2013 A, 4% 6/1/21	1,000,000	1,134,270
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,181,255
San Mateo-Foster City School District:
3% 8/15/15 (a)	405,000	407,313
5% 8/15/20 (a)	2,510,000	2,902,966
5% 8/15/21 (a)	7,105,000	8,290,114
San Pablo Calif Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	424,137
5% 6/15/20 (FSA Insured)	1,000,000	1,177,610
5% 6/15/21 (FSA Insured)	500,000	593,795
5% 6/15/22 (FSA Insured)	1,000,000	1,188,810
5% 6/15/23 (FSA Insured)	630,000	754,633
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,143,235
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N:
5% 5/15/15	1,000,000	1,021,300
5% 5/15/16	1,000,000	1,065,830
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	993,670
4% 6/1/20	770,000	877,269
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A, 5% 8/1/15	250,000	258,008
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
3% 12/1/14	250,000	250,000
5% 12/1/15	300,000	313,989
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,128,580
5% 8/15/21	750,000	874,545
5% 8/15/22	750,000	879,720
Municipal Bonds - continued
	Principal Amount	Value
California - continued
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	$ 1,135,000	$ 1,174,350
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	6,036,500
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,841,301
5% 7/1/21 (FSA Insured)	1,200,000	1,415,976
5% 7/1/22 (FSA Insured)	1,220,000	1,450,653
Sweetwater Union High School District:
4.5% 9/1/17	500,000	549,970
5% 9/1/19	1,000,000	1,165,170
5% 9/1/20	1,000,000	1,177,450
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,461,100
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,155,520
5.375% 8/1/22	1,750,000	2,045,540
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	996,867
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,245,542
Series 2009 O:
5% 5/15/17	950,000	1,054,709
5% 5/15/17 (Escrowed to Maturity)	50,000	55,485
Series 2010 S, 5% 5/15/16	1,785,000	1,906,023
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,041,000
5% 1/1/17	2,115,000	2,267,195
5% 1/1/18	2,220,000	2,425,461
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	295,443
5% 1/1/21	250,000	298,720
5% 1/1/22	350,000	421,019
Washington Township Health Care District Rev.:
Series 2009 A:
5% 7/1/15	520,000	532,589
5% 7/1/16	200,000	212,134
Series 2010 A, 5% 7/1/17	1,000,000	1,090,560
West Contra Costa Unified School District:
Series 2014 A:
4% 8/1/17	1,200,000	1,303,884
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District: - continued
Series 2014 A: - continued
4% 8/1/20	$ 2,715,000	$ 3,067,841
4% 8/1/21	1,355,000	1,530,405
5% 8/1/18	2,630,000	3,010,298
5% 8/1/19	2,325,000	2,719,692
5% 8/1/22	575,000	688,821
5% 8/1/23	1,500,000	1,807,215
5% 8/1/18 (FSA Insured)	1,500,000	1,716,900
5% 8/1/19 (FSA Insured)	1,500,000	1,754,640
		697,235,115
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,752,630
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 5% 10/1/15	600,000	619,374
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,064,530
Series 2009 B, 5% 10/1/16	2,000,000	2,129,060
		3,812,964
TOTAL INVESTMENT PORTFOLIO - 90.4% (Cost $680,157,634)	702,800,709
NET OTHER ASSETS (LIABILITIES) - 9.6%	74,256,385
NET ASSETS - 100%	$ 777,057,094
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $680,157,634. Net unrealized appreciation aggregated $22,643,075, of which $22,697,702 related to appreciated investment securities and $54,627 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

November 30, 2014

1.810701.110

CFL-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.0%
	Principal Amount (000s)	Value (000s)
California - 91.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 102)	$ 380	$ 399
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	347
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	584
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,518
Series 2012 A:
5% 8/1/24	1,050	1,220
5% 8/1/25	1,245	1,434
5% 8/1/27	300	342
5% 8/1/28	400	454
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,463
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,871
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,711
5.3% 10/1/23 (AMBAC Insured)	935	999
5.4% 10/1/24 (AMBAC Insured)	4,585	4,898
5.45% 10/1/25 (AMBAC Insured)	5,160	5,513
Series 2013 A:
5% 10/1/24	7,750	9,330
5% 10/1/25	5,245	6,255
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,981
5% 12/1/20 (AMBAC Insured)	2,810	3,158
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,222
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	1,940
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,185
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,175
0% 9/1/22 (FSA Insured)	5,150	4,152
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,554
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,176
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,716
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,622
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (c)	1,000	1,012
1.875%, tender 4/1/19 (c)	6,250	6,363
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,585
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,797
5% 6/1/25	4,355	5,069
5% 6/1/27	2,755	3,176
5% 6/1/28	3,045	3,491
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,290
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,405
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,291
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,073
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	939
0% 8/1/18 (AMBAC Insured)	2,000	1,818
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,882
Series AI, 5% 12/1/25	2,700	3,224
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	2,031
5% 7/1/22	3,800	4,065
5.25% 7/1/21	7,480	8,767
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	15,608
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,131
6% 3/1/38	1,000	1,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,243
Series 2010 A, 5% 10/1/25	5,860	6,533
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,220
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,954
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,496
Series 2009, 5% 1/1/39	2,700	2,993
5% 2/1/16	1,270	1,316
5% 2/1/16 (Escrowed to Maturity)	330	348
5% 2/1/17	790	841
5% 2/1/17 (Escrowed to Maturity)	210	231
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	955
4% 9/1/21	1,000	1,105
4% 9/1/22	740	814
4% 9/1/23	1,080	1,183
4% 9/1/24	1,125	1,227
5% 9/1/19	400	457
5% 9/1/39	5,000	5,561
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
4.5% 8/1/30	3,250	3,452
5% 9/1/17	750	793
5% 3/1/19	3,000	3,427
5% 9/1/21	1,000	1,202
5% 2/1/22	9,400	11,307
5% 8/1/22	1,500	1,641
5% 10/1/22	1,355	1,588
5% 11/1/22	1,600	1,800
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,150
5% 12/1/22	3,500	3,949
5% 3/1/26	2,800	2,952
5% 6/1/26 (Pre-Refunded to 6/1/15 @ 100)	2,600	2,663
5% 6/1/31 (Pre-Refunded to 6/1/15 @ 100)	2,000	2,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 10	$ 10
5.25% 10/1/17	105	107
5.25% 9/1/23	7,200	8,710
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,052
5.25% 3/1/38	11,375	12,411
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,936
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,956
5.5% 11/1/39	1,810	2,091
6% 4/1/18	1,570	1,836
6% 3/1/33	20,050	24,667
6% 4/1/38	1,190	1,402
6.5% 4/1/33	11,650	14,188
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,060	1,091
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,585	1,631
Series 2009 E, 5.625% 7/1/25	11,000	12,783
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,909
5% 11/15/23	2,000	2,312
5% 11/15/24	4,500	5,132
5% 11/15/34	3,150	3,396
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,265
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,297
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	109
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,965
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,386
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	$ 4,500	$ 4,652
Series 2008 A3, 5.5% 11/15/40	3,090	3,674
Series 2011 A, 5% 3/1/20	3,250	3,831
Series 2011 D:
5% 8/15/22	900	1,075
5% 8/15/23	700	832
5% 8/15/24	1,250	1,478
5% 8/15/25	2,000	2,340
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,060
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,172
5% 12/1/32	1,000	1,073
5% 12/1/42	3,000	3,149
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,492
5.25% 2/1/37	2,500	2,629
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	573
5.125% 7/1/23	1,150	1,295
5.75% 7/1/40	5,155	5,675
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,157
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,916
Bonds (Waste Mgmt., Inc. Proj.):
Series 2002 C, 3.25%, tender 6/3/24 (c)(d)	7,500	7,812
Series 2003 A, 0.7%, tender 5/1/15 (c)(d)	9,000	9,007
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/24	5,400	5,527
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,419
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,966
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2006 G: - continued
5% 11/1/21	$ 2,020	$ 2,173
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,763
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,021
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,026
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,563
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,170
Series 2011 C:
5% 10/1/27	9,530	11,036
5.25% 10/1/24	4,170	5,063
5.25% 10/1/25	2,875	3,468
5.75% 10/1/31	4,000	4,783
(Dept. of Corrections State Prison Proj.):
Series 1993 E:
5.5% 6/1/15 (FSA Insured)	440	452
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220	226
Series A, 5% 12/1/19	3,500	3,871
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	1,945	1,996
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	1,160	1,189
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,965
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,915
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,114
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,660
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	7,071
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	$ 2,500	$ 2,510
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,853
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,618
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,163
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,040
5% 9/1/24	1,865	2,238
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,183
5% 4/1/25	5,300	6,174
Series 2012 G, 5% 11/1/25	2,500	2,903
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,518
5% 12/1/23	2,800	3,252
Series 2009 G1, 5.75% 10/1/30	1,800	2,132
Series 2009 I:
5.5% 11/1/23	1,535	1,832
6.125% 11/1/29	1,200	1,478
6.25% 11/1/21	2,000	2,479
6.375% 11/1/34	3,000	3,695
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,327
5.75% 11/1/28	6,525	7,674
6% 11/1/40	7,240	8,500
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,462
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,394
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	2,077
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	135
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,347
6.25% 8/15/33	2,500	2,856
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	$ 3,215	$ 3,424
Series 2007 A:
4.75% 4/1/33	2,000	2,142
5% 4/1/31	4,900	5,298
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,268
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,953
Series 2005 A, 5.25% 7/1/30	3,320	3,307
Series 2005 H, 5.25% 7/1/25	5,065	5,053
5.375% 6/1/26	2,520	2,926
6% 6/1/33	3,020	3,703
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	999
0% 5/1/16	1,365	1,355
0% 5/1/17	1,155	1,132
0% 5/1/18	1,335	1,285
0% 5/1/19	1,000	936
0% 5/1/34 (a)	5,300	4,854
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,695
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,116
5% 11/1/25 (AMBAC Insured)	3,820	4,257
5% 11/1/33 (AMBAC Insured)	5,000	5,510
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,940
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,310
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	1,200	1,210
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,731
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,776
5% 3/1/24	2,000	2,357
5% 3/1/25	2,000	2,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	$ 645	$ 740
5% 9/1/28	1,250	1,402
5% 9/1/32	1,125	1,252
5% 9/1/35	585	645
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,631
5% 8/1/25 (FSA Insured)	1,435	1,583
5% 8/1/26 (FSA Insured)	2,000	2,202
5% 8/1/27 (FSA Insured)	1,785	1,963
5% 8/1/31 (FSA Insured)	5,000	5,451
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,863
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,734
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,089
Cupertino California Union School District 5% 8/1/19	1,120	1,321
Davis Spl. Tax Rev. Series 2007:
5% 9/1/15 (AMBAC Insured)	725	738
5% 9/1/18 (AMBAC Insured)	835	883
5% 9/1/20 (AMBAC Insured)	925	977
5% 9/1/22 (AMBAC Insured)	1,020	1,074
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,359
5% 6/1/28	2,000	2,342
5% 6/1/29	1,650	1,923
5% 6/1/30	2,500	2,885
5% 6/1/31	1,750	2,006
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,261
6% 3/1/20 (FSA Insured)	1,000	1,148
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,548
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,447
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,811
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,067
0% 10/1/25 (AMBAC Insured)	1,665	1,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 854
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,671
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,564
0% 11/1/16 (Escrowed to Maturity)	3,500	3,475
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,557
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,131
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,427
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,016
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,821
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,797
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,065
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	12,125	12,374
5% 6/1/45	2,775	2,832
Series 2007 A1, 5% 6/1/15	1,000	1,022
Series 2013 A, 5% 6/1/30	6,000	6,817
5% 6/1/45 (FSA Insured)	235	240
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,570
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,955
5% 9/2/23	1,000	1,169
5% 9/2/24	825	940
5% 9/2/25	500	569
5% 9/2/26	800	906
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	$ 1,200	$ 1,459
5% 9/1/25	1,700	2,039
5% 9/1/26	1,860	2,205
5% 9/1/27	1,725	2,026
5% 9/1/28	1,000	1,164
5% 9/1/29	1,250	1,448
Series 2013 A:
5% 9/1/24	3,830	4,512
5% 9/1/25	4,085	4,767
5% 9/1/26	4,105	4,770
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	2,041
5% 8/15/28	1,960	2,253
5% 8/15/29	4,225	4,828
5% 8/15/30	4,555	5,176
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	489
5% 8/1/22	450	540
5% 8/1/23	485	581
5% 8/1/24	1,000	1,191
5% 8/1/26	1,370	1,616
5% 8/1/28	760	888
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,317
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,893
Series 2005 A, 5% 12/1/14	4,500	4,500
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,148
5% 8/1/25	1,000	1,139
5% 8/1/26	1,000	1,132
5% 8/1/27	1,000	1,124
5% 8/1/28	1,000	1,120
5% 8/1/29	1,000	1,113
5% 8/1/30	1,000	1,105
5% 8/1/31	1,000	1,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	$ 3,790	$ 4,438
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	372
0% 6/1/28 (FSA Insured)	2,995	1,781
0% 6/1/31 (Escrowed to Maturity)	1,465	920
0% 6/1/31 (FSA Insured)	8,285	4,228
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,233
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,626
Series A, 5.75% 8/1/33	2,800	3,275
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	12,134
Series 2009 A, 5.5% 8/1/29	1,000	1,196
Series 2010 C, 5.25% 8/1/39	1,300	1,544
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,888
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,405
5% 3/1/23	1,600	1,927
(Disney Parking Proj.):
0% 3/1/18	3,000	2,852
0% 3/1/19	3,200	2,932
0% 3/1/20	1,000	871
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,537
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,460
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,064
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,242
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,499
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,800	2,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	$ 5,625	$ 6,354
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,092
Series 2012 C, 5% 3/1/26	3,000	3,438
Series 2014 A:
5% 5/1/24	325	395
5% 5/1/25	540	647
5% 5/1/29	500	583
5% 5/1/30	1,000	1,161
5% 5/1/31	1,555	1,799
Series 2014 B:
5% 5/1/24	200	243
5% 5/1/25	225	269
5% 5/1/29	500	581
5% 5/1/30	400	465
5% 5/1/31	400	461
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,423
Series 2011 A1, 5% 7/1/21	7,110	8,584
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,750
Series 2012 B, 5% 6/1/28	4,800	5,587
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,190	1,384
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,797
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	531
5% 7/1/39	4,095	4,296
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,691
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	876
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,631
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,922
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,662
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.: - continued
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,585	$ 1,689
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,088
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,424
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,145
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,017
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,993
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	883
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,931
5% 9/1/25	1,000	1,153
5% 9/1/26	1,155	1,326
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,330
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,445
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,788
12% 8/1/17 (FSA Insured)	1,000	1,296
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,794
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,076
5% 9/1/17 (AMBAC Insured)	2,735	2,987
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,954
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,639
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,503
Series 2012, 5% 1/15/25	3,460	3,918
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	895	1,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	$ 2,810	$ 3,303
6.5% 8/1/24	1,220	1,427
Series 2013:
6.25% 8/1/30	1,500	1,786
6.625% 8/1/38	5,000	6,020
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,477
5% 2/1/23	5,000	5,829
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,568
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,741
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,756
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	841
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,130
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,430
Series 2011 O, 5% 5/1/22 (d)	4,500	5,226
Series 2012 P:
5% 5/1/22 (d)	2,500	2,967
5% 5/1/24 (d)	2,820	3,288
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	6,316
Series 2011, 0% 8/1/46	10,150	2,390
Series B:
0% 8/1/33	4,840	2,274
0% 8/1/35	9,000	3,759
0% 8/1/37	6,325	2,391
0% 8/1/38	20,710	7,447
0% 8/1/40	5,000	1,604
0% 8/1/41	5,000	1,503
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	$ 6,685	$ 6,685
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,079
5% 9/1/26 (FSA Insured)	1,350	1,595
5% 9/1/27 (FSA Insured)	1,700	1,996
5% 9/1/28 (FSA Insured)	1,700	1,982
5% 9/1/29 (FSA Insured)	1,850	2,142
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,820	3,948
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,162
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	120	120
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	130	130
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,825
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,838
5.75% 6/1/48	5,000	5,636
Series 2013 B:
0% 6/1/41	5,000	1,212
0% 6/1/42	6,000	1,375
0% 6/1/43	6,500	1,408
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,051
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,791
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,829
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,650
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,215
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,140
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,139
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,236
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,635
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev.: - continued
Series A, 0% 12/1/26 (FGIC Insured)	$ 6,000	$ 3,644
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,262
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,861
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	2,960
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,329
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,100
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,231
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,320
5% 8/1/24 (FSA Insured)	1,250	1,487
5% 8/1/25 (FSA Insured)	2,000	2,356
5% 8/1/27 (FSA Insured)	2,000	2,326
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,001
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,310
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,854
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,087
5% 11/15/17 (AMBAC Insured)	2,000	2,087
5% 11/15/18 (AMBAC Insured)	2,000	2,086
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,502
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,713
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,088
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,212
Series 2008 C:
0% 7/1/37	1,300	491
0% 7/1/40	15,985	5,186
0% 7/1/42	16,525	4,843
0% 7/1/46	13,500	3,271
0% 7/1/47	4,000	924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
Series 2008 E, 0% 7/1/47 (a)	$ 8,700	$ 4,431
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,519
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,944
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,171
6.625% 8/1/39	1,000	1,201
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	948
5% 8/1/19	1,115	1,281
5% 8/1/21	800	917
5% 8/1/23	1,000	1,148
5% 8/1/24	750	856
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,378
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,126
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	4,034
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,942
Series 1997 A, 5.5% 1/15/28	1,060	1,061
Series A, 0% 1/15/15 (Escrowed to Maturity)	5,000	4,999
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,187
5% 6/1/26	3,000	3,563
5% 6/1/33	9,035	10,440
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,288
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,391
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,544
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Int'l. Arpt. Rev.: - continued
Series 2014 A:
5% 3/1/19 (d)	$ 500	$ 572
5% 3/1/20 (d)	3,500	4,045
5% 3/1/21 (d)	2,750	3,188
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,272
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,986
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,520
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,874
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,195
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,578
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,082
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,037
San Mateo-Foster City School District:
5% 8/15/22 (b)	7,755	9,126
5% 8/1/23 (b)	8,100	9,586
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	977
5% 6/15/26 (FSA Insured)	860	1,010
5% 6/15/27 (FSA Insured)	1,770	2,060
5% 6/15/28 (FSA Insured)	1,865	2,159
5% 6/15/29 (FSA Insured)	1,780	2,048
5% 6/15/30 (FSA Insured)	1,150	1,319
5% 6/15/31 (FSA Insured)	1,000	1,142
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,383
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,144
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,749
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,555
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,562
0% 9/1/22 (AMBAC Insured)	2,900	2,363
0% 9/1/25 (AMBAC Insured)	6,800	4,835
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 635
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,913
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,761
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,168
5% 8/15/26	1,975	2,277
5% 8/15/27	700	805
5% 8/15/28	1,000	1,146
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,426
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,540
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	362
5% 8/1/25 (FSA Insured)	750	895
5% 8/1/27 (FSA Insured)	265	311
5% 8/1/28 (FSA Insured)	510	594
5% 8/1/38 (FSA Insured)	2,500	2,755
5% 8/1/42 (FSA Insured)	4,650	5,082
5% 7/1/23 (FSA Insured)	1,270	1,496
5% 7/1/24 (FSA Insured)	1,350	1,575
5% 7/1/25 (FSA Insured)	1,060	1,225
5% 7/1/26 (FSA Insured)	1,110	1,274
5% 7/1/27 (FSA Insured)	1,065	1,214
5% 1/1/29 (FSA Insured)	600	676
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,730
5% 9/1/21	4,705	5,585
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,074
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Unified School District Series 2008 Z, 6% 8/1/33	$ 5,000	$ 5,903
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,695
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,445
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	950
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,557
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,465
4% 5/15/20	615	697
5% 5/15/19	2,830	3,300
Series 2013 J, 5% 5/15/48	7,300	8,044
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,561
Series 2009 O, 5.75% 5/15/34	9,900	11,644
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	2,095
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,861
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,197
5% 11/1/25	1,000	1,187
5% 11/1/26	1,000	1,178
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,310
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,525
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,358
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	626
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,485
5.5% 8/1/38	1,500	1,760
5.5% 8/1/40	5,000	5,840
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,386
6.25% 7/1/39	7,015	7,913
Series 2010 A, 5.5% 7/1/38	3,100	3,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.: - continued
Series A:
5% 7/1/23	$ 1,460	$ 1,539
5% 7/1/25	1,665	1,742
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,692
Series 2012, 5% 8/1/32	8,265	9,376
Series 2014 A:
5% 8/1/23	365	440
5% 8/1/24	2,195	2,640
5% 8/1/25	2,555	3,042
5% 8/1/26	2,550	3,029
5% 8/1/27	1,150	1,349
5% 8/1/28	1,000	1,164
5% 8/1/29	1,675	1,937
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	2,026
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,606
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,719
		1,723,612
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18	1,565	1,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	$ 1,500	$ 1,625
Series 2009 B, 5% 10/1/25	1,500	1,647
		3,272
TOTAL INVESTMENT PORTFOLIO - 92.0% (Cost $1,571,106)	1,728,611
NET OTHER ASSETS (LIABILITIES) - 8.0%	150,602
NET ASSETS - 100%	$ 1,879,213
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,569,974,000. Net unrealized appreciation aggregated $158,637,000, of which $159,308,000 related to appreciated investment securities and $671,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015